Shareholder Report, Line Graph (Details) 197334_Performance Trust Short Term Bond ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Apr. 08, 2024	Aug. 31, 2026
Performance Trust Short Term Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Performance Trust Short Term Bond ETF NAV
Accumulated Value	$ 10,895	$ 10,313	$ 10,000	$ 11,336
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,838	10,508	10,000	$ 11,043
Bloomberg U.S. Aggregate 1-3 Year Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate 1-3 Year Index (USD)
Accumulated Value	$ 10,807	$ 10,326	$ 10,000	$ 11,106